Fees Summary	Nov. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 784,000
Previously Paid Amount	0.00
Total Fee Amount	108.27
Total Offset Amount	0.00
Net Fee	108.27
Narrative - Max Aggregate Offering Price	$ 784,000
Final Prospectus	true